Retirement benefit obligations (Tables)	6 Months Ended
Jun. 30, 2023
Retirement benefit obligations
Schedule of amounts recognized in statement of loss for employment benefit obligations

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Current service cost	(67,188)	(85,432)	(133,722)	(170,864)
Past service cost	—	36,459	26,899	36,459
Interest cost	(46,888)	(9,705)	(93,778)	(19,410)
Interest income	45,240	6,996	90,480	13,992
Company pension amount (note 18)	(68,836)	(51,682)	(110,121)	(139,823)

Schedule of amounts recognized in balance sheet for employment benefit obligations

	June 30, 2023	December 31, 2022
Defined benefit obligation	(8,495,027)	(7,682,529)
Fair value of plan assets	8,369,164	7,867,835
Effect of asset ceiling	—	(185,306)
Funded status shortfall	(125,863)	—